CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues [Abstract]
Revenue from collaborative arrangements	$ 1,566,000	$ 462,000	$ 1,088,000	$ 760,000	$ 973,000	$ 0	$ 1,550,000	$ 973,000	$ 3,116,000	$ 1,733,000	$ 2,575,000	$ 3,337,000
Revenues	19,605,000	12,917,000	9,646,000	8,072,000	9,852,000	7,857,000	22,563,000	17,709,000	42,168,000	25,781,000	37,343,000	25,461,000
Costs and Expenses [Abstract]
Cost of revenue from collaborative arrangements (exclusive of depreciation shown below)	(678,000)	(419,000)	(407,000)	(256,000)	(471,000)	0	(826,000)	(471,000)	(1,504,000)	(727,000)	(1,250,000)	(1,254,000)
Cost of revenue from related party transactions (exclusive of depreciation shown below)	(59,000)	(50,000)	(41,000)	(46,000)	(227,000)	(69,000)	(91,000)	(296,000)	(150,000)	(342,000)	(477,000)	(808,000)
Research and development expense	(16,645,000)	(18,908,000)	(16,286,000)	(14,260,000)	(13,237,000)	(12,361,000)	(35,194,000)	(25,598,000)	(51,839,000)	(39,858,000)	(53,191,000)	(44,229,000)
Depreciation expense	(1,376,000)	(1,348,000)	(1,257,000)	(1,211,000)	(1,163,000)	(1,059,000)	(2,605,000)	(2,222,000)	(3,981,000)	(3,433,000)	(4,660,000)	(3,806,000)
Selling, general and administrative expense	(11,808,000)	(12,452,000)	(16,835,000)	(7,258,000)	(7,146,000)	(5,078,000)	(29,287,000)	(12,224,000)	(41,095,000)	(19,482,000)	(26,804,000)	(13,216,000)
Total cost and operating expenses	(44,200,000)	(43,535,000)	(42,168,000)	(28,704,000)	(28,973,000)	(24,327,000)	(85,703,000)	(53,300,000)	(129,903,000)	(82,004,000)	(112,942,000)	(76,480,000)
Loss from operations	(24,595,000)	(30,618,000)	(32,522,000)	(20,632,000)	(19,121,000)	(16,470,000)	(63,140,000)	(35,591,000)	(87,735,000)	(56,223,000)	(75,599,000)	(51,019,000)
Nonoperating Income (Expense) [Abstract]
Interest income, net	1,249,000	1,701,000	214,000	8,000	(5,000)	0	1,915,000	(5,000)	3,164,000	3,000	8,000	(7,000)
Gain on extinguishment of debt											0	3,065,000
Other expense, net	(1,517,000)	2,001,000	(30,396,000)	(1,176,000)	102,000	(26,000)	(28,395,000)	76,000	(29,912,000)	(1,100,000)	(2,757,000)	(673,000)
Total other expense, net	(268,000)	3,702,000	(30,182,000)	(1,168,000)	97,000	(26,000)	(26,480,000)	71,000	(26,748,000)	(1,097,000)	(2,749,000)	2,385,000
Loss before income taxes	(24,863,000)	(26,916,000)	(62,704,000)	(21,800,000)	(19,024,000)	(16,496,000)	(89,620,000)	(35,520,000)	(114,483,000)	(57,320,000)	(78,348,000)	(48,634,000)
Income tax expense	0	0	0	0	0	0	0	0	0	0	0	0
Loss from equity method investees, net	(463,000)		(608,000)	(467,000)		(282,000)			(941,000)	2,346,000	1,992,000	1,945,000
Net income (loss)	(25,326,000)	(26,786,000)	(63,312,000)	(22,267,000)	(15,929,000)	(16,778,000)	(90,098,000)	(32,707,000)	(115,424,000)	(54,974,000)	(76,356,000)	(46,689,000)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent [Abstract]
Loss from equity method investees, net	(1,001,000)	96,000	(49,000)	(384,000)	(355,000)	(28,000)	47,000	(383,000)	(954,000)	(767,000)	(1,449,000)	95,000
Comprehensive loss	(26,327,000)	(26,690,000)	(63,361,000)	(22,651,000)	(16,284,000)	(16,806,000)	(90,051,000)	(33,090,000)	(116,378,000)	(55,741,000)	(77,805,000)	(46,594,000)
Unpaid cumulative dividends on preferred stock	0	0	(4,117,000)	(9,748,000)	(9,654,000)	(9,523,000)	(4,117,000)	(19,177,000)	(4,117,000)	(28,925,000)	(38,672,000)	(36,758,000)
Net loss allocated to common shareholders	$ (25,326,000)	$ (26,786,000)	$ (67,429,000)	$ (32,015,000)	$ (25,583,000)	$ (26,301,000)	$ (94,215,000)	$ (51,884,000)	$ (119,541,000)	$ (83,899,000)	$ (115,028,000)	$ (83,447,000)
Basic and diluted net income (loss) per share - basic (in dollars per share)	$ (0.13)	$ (0.14)	$ (0.58)	$ (3.47)	$ (2.77)	$ (2.85)	$ (0.60)	$ (5.63)	$ (0.70)	$ (9.10)	$ (12.37)	$ (9.72)
Basic and diluted net income (loss) per share - diluted (in dollars per share)	$ (0.13)	$ (0.14)	$ (0.58)	$ (3.47)	$ (2.77)	$ (2.85)	$ (0.60)	$ (5.63)	$ (0.70)	$ (9.10)	$ (12.37)	$ (9.72)
Weighted average shares outstanding of common stock - basic (in shares)	195,869,537	195,537,601	116,530,963	9,229,781	9,222,214	9,219,499	156,472,730	9,222,870	169,797,443	9,223,884	9,302,080,000	8,585,999,000
Weighted-average number of common shares outstanding - diluted (in shares)	195,869,537	195,537,601	116,530,963	9,229,781	9,222,214	9,219,499	156,472,730	9,222,870	169,797,443	9,223,884	9,302,080,000	8,585,999,000
Related Party
Revenues [Abstract]
Revenue from contracts with customers			$ 973,000			$ 654,000
Revenues			973,000			654,000
Service
Costs and Expenses [Abstract]
Cost of revenue from contracts with customers	$ (11,862,000)	$ (9,631,000)	(7,342,000)	$ (3,694,000)	$ (6,417,000)	(5,196,000)	$ (16,973,000)	$ (11,613,000)	$ (28,835,000)	$ (15,307,000)	$ (22,912,000)	$ (13,167,000)
Service | Nonrelated Party
Revenues [Abstract]
Revenue from contracts with customers	14,162,000	10,372,000	7,585,000	4,917,000	7,139,000	6,463,000	17,957,000	13,602,000	32,119,000	18,519,000	27,798,000	18,871,000
Service | Related Party
Revenues [Abstract]
Revenue from contracts with customers	1,619,000	1,076,000		704,000	758,000		2,049,000	1,412,000	3,668,000	2,116,000	2,970,000	3,253,000
Tangible Products
Costs and Expenses [Abstract]
Cost of revenue from contracts with customers	(1,772,000)	(727,000)	0	(1,979,000)	(312,000)	(564,000)	(727,000)	(876,000)	(2,499,000)	(2,855,000)	(3,648,000)	0
Tangible Products | Nonrelated Party
Revenues [Abstract]
Revenue from contracts with customers	$ 2,258,000	$ 1,007,000	$ 0	$ 1,691,000	$ 982,000	$ 740,000	$ 1,007,000	$ 1,722,000	$ 3,265,000	$ 3,413,000	$ 4,000,000	$ 0